TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

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Transamerica Multi-Manager Alternative Strategies VP

The following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Multi-Manager Alternative Strategies VP under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

Raymond Chan, CFA	Portfolio Manager	since 2017
Christopher Lvoff, CFA	Portfolio Manager	since 2017

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The following replaces the information in the Prospectus relating to Transamerica Multi-Manager Alternative Strategies VP under the section entitled “Shareholder Information — Portfolio Manager(s)”:

Transamerica Multi-Manager Alternative Strategies VP

Name	Sub-Adviser	Positions Over Past Five Years
Raymond Chan, CFA	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2017; Managing Director, Senior Portfolio Manager, Global Portfolio Solution Group; employed with Goldman Sachs Asset Management, L.P. since 2004

Christopher Lvoff, CFA	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2017; Managing Director, Senior Portfolio Manager, Global Portfolio Solution Group; employed with Goldman Sachs Asset Management, L.P. since 2007

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The following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers — Goldman Sachs Asset Management, L.P. (“GSAM”):

Transamerica Multi-Manager Alternative Strategies VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Raymond Chan, CFA	12	$9.12 billion	8	$2.59 billion	4	$2.65 billion
Christopher Lvoff, CFA	10	$6.77 billion	0	$0	1	$484.25 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Raymond Chan, CFA	0	$0	0	$0	0	$0
Christopher Lvoff, CFA	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

May 21, 2018